Risks and Financial Instruments - Schedule of leverage ratio (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Gross debt	R$ 13,291,951	R$ 13,274,130
Cash, cash equivalents, and short-term investments	7,170,563	6,584,962
Net debt	6,121,388	6,689,168
Equity	R$ 14,029,826	R$ 12,174,968	R$ 10,469,240	R$ 9,910,265
Leverage ratio	43.63%	54.94%